Other investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Non-current investments
Debt securities and other financial assets at fair value through other comprehensive income	$ 162,947
Financial assets at fair value through profit or loss	2,284	$ 2,101
Other	3,970	2,787
Total	169,201	4,888
Current investments
Bank deposits and other financial assets at amortized cost	2,123,094	55,836
Financial assets at fair value through profit or loss	1,110	842
Equity instruments at fair value through other comprehensive income	20,254	2,298
Total current investments	$ 2,144,458	$ 58,976
Bank deposits at amortized costs
Current investments
Average interest rate (as a percent)	0.60%	1.70%
Debt securities at fair value through other comprehensive income
Current investments
Average interest rate (as a percent)	1.30%
Weighted average of debt securities	3 years 4 months 24 days